Accounting Policies - Impact (net of tax) of transition to IFRS 9 on reserves and retained earnings (Detail) € in Millions	Jan. 01, 2018 EUR (€)
Disclosure of reserves within equity [Line Items]
Share of associates, joint ventures and other reserves, opening balance	€ 2,527
Retained earnings, opening balance	27,022
In accordance with IFRS 9 [member]
Disclosure of reserves within equity [Line Items]
Liability credit reserve, opening balance	0
Reclassification of credit risk for financial liabilities designated as at FVTPL	(190)
Liability credit reserve, closing balance	(190)
Fair value reserve, opening balance	3,650
Reclassification of investment securities (debt) from available-for-sale to amortised cost	(568)
Reclassification of investment securities (equity) from available-for-sale to FVTPL	(42)
Reclassification of loans and advances to debt instruments at FVOCI	225
Fair value reserve, closing balance	3,265
Share of associates, joint ventures and other reserves, opening balance	2,527
Impact of application of IFRS 9	(28)
Share of associates, joint ventures and other reserves, closing balance	2,499
Retained earnings, opening balance	27,022
Reclassificaiton under IFRS 9	182
Recognition of expected credit losses under IFRS 9 (including lease receivables, loan commitments and financial guarantee contracts)	(572)
Retained earings, closing balance	€ 26,632